TAXES ON INCOME (Schedule of Deferred Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets in respect of:
Carryforward losses on Marketable securities		$ 200
Subsidiaries carryforward losses	22,857	362
Other temporary differences	2,369	431
Share-based compensation	2,943	1,268
Total deferred tax asset before valuation allowance	28,169	2,261
Valuation allowance	(27,999)	(362)
Total deferred tax asset	170	1,899
Deferred tax lability in respect to other comprehensive income	(106)	(37)
Total deferred tax liability	(106)	(37)
Deferred tax asset, net	$ 64	$ 1,862